SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees and non-employees

2021
Risk-free interest rate	0.92% ~ 1.51%
Expected share price volatility	40.5% ~ 49.1%
Multiple of early exercise	2.5x
Fair value per ordinary shares as at valuation date	0.07

Schedule of total share-based compensation expense recognized

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenue	842	1,190	345	54
Selling expenses	8,788	7,715	9,654	1,515
General and administrative expenses	62,047	98,795	88,361	13,866
Research and development expenses	7,209	7,763	9,321	1,463
Share-based compensation expenses from continuing operations	78,886	115,463	107,681	16,898
Share-based compensation expenses from discontinued operations	19,618	22,738	27,245	4,276
Total share-based compensation expenses	98,504	138,201	134,926	21,174

2008 Plan
SHARE-BASED PAYMENTS
Schedule of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2020	1,804,456	0.75	6.93	11.05	2,329
Granted	—	—	—	—	—
Exercised	(542,353)	0.75	7.08	—	—
Forfeited/Expired	(12,668)	0.75	8.96	—	—
Outstanding, December 31, 2021	1,249,435	0.75	6.86	10.02	128
Vested as at December 31, 2021	17,237,222	0.67	2.37	6.67	3,194
Exercisable as at December 31, 2021	1,249,435	0.75	6.86	10.02	128

Schedule of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2020	1,441,177	0.70	2.46	7.67	1,929
Granted	—	—	—	—	—
Exercised	(2,000)	0.50	0.12	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2021	1,439,177	0.70	2.47	6.65	216
Vested at December 31, 2021	1,838,173	0.65	2.43	6.32	377
Exercisable at December 31, 2021	1,439,177	0.70	2.47	6.65	216

2017 Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

		Weighted-
		average
		grant-
	Number of	date fair
	shares	value
		US$
Outstanding, December 31, 2020	8,288,140	6.14
Granted	4,102,500	2.17
Vested	(3,757,022)	5.71
Forfeited	(725,192)	5.27
Outstanding, December 31, 2021	7,908,426	4.36
Vested and expected to vest as at December 31, 2021	14,315,799

2020 Plan.
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2020	—	—	—	—	—
Granted	41,169,000	0.01	0.06	—	—
Forfeited	(2,555,000)	0.01	0.06	—	—
Outstanding, December 31, 2021	38,614,000	0.01	0.06	9.05	32,494
Vested and expected to vest as at December 31, 2021	38,614,000	0.01	0.06	9.05	32,494
Exercisable as at December 31, 2021	—